Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

(in millions)	2020	2019
Supplemental Executive Retirement Plan ("SERP")	$155	$145
Renewable Energy Credits (Note 8)	106	99
Equity investment - Belize Electricity	80	71
Employee future benefits (Note 25)	66	63
Other investments	66	43
Operating leases (Note 15)	40	46
Deferred compensation plan	36	30
Equity Investment - Wataynikaneyap Partnership	12	12
Other (1)	109	111
	$670	$620
(1)    Includes the fair value of derivatives (Note 27)